Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	FURMANITE CORP
Entity Central Index Key	0000054441
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false